Van Kampen Funds Inc.
                           1221 Avenue of the Americas
                            New York, New York 10020


                                  July 18, 2006


Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


                     Re: Van Kampen Unit Trusts, Series 596
                       (File No. 333-134376) (CIK 1344383)


Ladies/Gentlemen:

         The undersigned, Van Kampen Unit Trusts, Series 596 (the "Fund"), registrant, by Van Kampen Funds Inc., depositor of the Fund and of the units covered by the subject Registration Statement, pursuant to the provisions of Rule 461 of the General Rules and Regulations of the Securities and Exchange Commission under the Securities Act of 1933, hereby respectfully requests that the Securities and Exchange Commission consent to the filing of the amendment to the Registration Statement and grant acceleration of the effectiveness of said Registration Statement, as amended, so that the same may become effective as early as practicable on July 18, 2006, or as soon thereafter as possible.

                                                               Very truly yours,

                                              Van Kampen Unit Trusts, Series 596

                                                       By: Van Kampen Funds Inc.


                                                          By /s/ JOHN F. TIERNEY
                                                   -----------------------------
                                                                 John F. Tierney
                                                              Executive Director